Schedule of Investments (unaudited) September 30, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks

Auto Components — 0.0%
Lear Corp		89	$9,706

Energy Equipment & Services(a) — 0.1%
Mcdermott International Ltd		76,644	183,945
Pioneer Energy Services Corp.(b)		546	21,203

			205,148

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(a)		9,191	9

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(a)(b)		6,155	—

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(a)		72,096	72,096

Metals & Mining — 0.0%
Ameriforge Group, Inc		832	13,728
Preferred Proppants LLC(a)(b)		3,738	29,904
Preferred Proppants LLC(b)		3,738	—

			43,632

Software — 0.0%
Avaya Holdings Corp.(a)		40	608

Specialty Retail — 0.1%
NMG Parent LLC		2,218	94,235

Total Common Stocks — 0.2% (Cost: $1,799,399)			425,434

		Par (000)

Corporate Bonds

Aerospace & Defense(c) — 0.4%
TransDigm, Inc., 8.00%, 12/15/25	USD	198	215,325
Wolverine Escrow LLC, 9.00%, 11/15/26		960	792,000

			1,007,325

Air Freight & Logistics — 0.2%
FedEx Corp., 3.80%, 05/15/25		415	469,465

Airlines — 1.3%
Allegiant Travel Co., 8.50%, 02/05/24(d)		740	740,000
American Airlines, Inc., 11.75%, 07/15/25(c)		1,452	1,401,180
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)		1,507	1,569,164

			3,710,344

Auto Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(c)		305	321,012

Automobiles — 1.0%
AutoNation, Inc., 4.75%, 06/01/30		87	102,505
Ford Motor Co., 8.50%, 04/21/23		1,256	1,369,040
Ford Motor Credit Co. LLC, 5.13%, 06/16/25		200	206,250
General Motors Co., 6.13%, 10/01/25		406	471,634
General Motors Financial Co., Inc., 2.75%, 06/20/25		569	582,154
Group 1 Automotive, Inc., 4.00%, 08/15/28(c)		105	103,162

			2,834,745

Security		Par (000)	Value

Building Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(c)	USD	73	$76,011

Chemicals — 0.0%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)		32	34,400

Construction Materials(c) — 0.3%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28		821	834,341
Core & Main LP, 6.13%, 08/15/25		140	141,810

			976,151

Consumer Finance — 0.3%
Equifax, Inc., 2.60%, 12/15/25		85	90,749
Husky III Holding Ltd., (13.00% Cash or 13.00% PIK), 13.00%, 02/15/25(c)(e)		561	580,635
PayPal Holdings, Inc., 1.65%, 06/01/25		261	270,322

			941,706

Containers & Packaging — 0.0%
Graham Packaging Co., Inc., 7.13%, 08/15/28(c)		72	74,970

Electric Utilities(c) — 0.0%
Pike Corp., 5.50%, 09/01/28		89	89,551
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20(b)		654	—

			89,551

Energ y Equipment & Services(b)(c)(e) — 0.1%
Pioneer Energy Services Corp.
(11.00% PIK), 11.00%, 05/15/25		226	181,178
(5.00% PIK), 5.00%, 11/15/25		153	82,688

			263,866

Equity Real Estate Investment Trusts (REITs) — 0.1%
Marriott International, Inc., Series EE, 5.75%, 05/01/25		233	260,033

Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 06/01/20(a)(b)(f)		400	—

Internet Software & Services(c) — 0.4%
Expedia Group, Inc.
3.60%, 12/15/23		487	497,574
6.25%, 05/01/25		473	521,676
TripAdvisor, Inc., 7.00%, 07/15/25		53	55,252
Uber Technologies, Inc., 6.25%, 01/15/28		137	140,726

			1,215,228

IT Services — 0.5%
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(c)		180	183,262
Castle U.S. Holding Corp., 9.50%, 02/15/28(c)		401	382,454
Fiserv, Inc., 2.25%, 06/01/27		968	1,022,392

			1,588,108

Machinery — 0.0%
Clark Equipment Co., 5.88%, 06/01/25(c)		73	75,646

Media(c) — 1.0%
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26		216	216,680
Liberty Broadband Corp., 2.75%, 09/30/50(g)		315	338,855
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/26		353	352,926

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Radiate Holdco LLC/Radiate Finance, Inc. (continued) 6.50%, 09/15/28	USD	484	$495,985
Univision Communications, Inc., 6.63%, 06/01/27		140	136,675
Zayo Group Holdings, Inc.
4.00%, 03/01/27		1,263	1,243,076
6.13%, 03/01/28		175	180,635

			2,964,832

Oil, Gas & Consumable Fuels(c) — 0.1%
eG Global Finance PLC, 8.50%, 10/30/25		182	191,472
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25		85	86,700

			278,172

Real Estate Management & Development(c) — 0.2%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28		512	531,533
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25		76	79,610

			611,143

Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc.
4.70%, 04/15/25		1,097	1,246,535
3.15%, 11/15/25		406	439,750
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(c)		47	49,790

			1,736,075

Software(c) — 0.3%
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24		409	427,405
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25		47	49,233
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25		269	277,406

			754,044

Wireless Telecommunication Services — 0.1%
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31		251	261,299

Total Corporate Bonds — 7.0%
(Cost: $19,843,383)			20,544,126

Floating Rate Loan Interests

Aerospace & Defense(h) — 2.5%
Bleriot US Bidco, Inc.
Delayed Draw Term Loan, (3 mo. LIBOR + 4.75%), 4.97%, 10/31/26		60	60,128
Term Loan B, (3 mo. LIBOR + 4.75%), 4.97%, 10/31/26		388	384,821
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 3.72%, 04/06/26		1,262	1,109,498
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.72%, 04/06/26		2,347	2,063,666
Nordam Group, Inc., Term Loan B, (PRIME + 4.50%), 5.69%, 04/09/26(b)		465	390,533
Spirit Aerosystems, Inc., 2020 Term Loan B, 6.00%, 01/31/25(b)		617	615,458

Security		Par (000)	Value

Aerospace & Defense (continued)
Trandigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.40%, 12/09/25	USD	2,702	$2,550,351
TransDigm, Inc., 2020 Term Loan G, (1 mo. LIBOR + 2.25%), 2.40%, 08/22/24		154	145,259

			7,319,714

Air Freight & Logistics — 0.6%
WestJet Airlines Ltd., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26(h)		2,147	1,855,657

Airlines(h) — 1.3%
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 1.90%, 01/29/27		243	176,523
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 12/14/23		1,226	997,895
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 2.15%, 04/28/23		846	689,711
JetBlue Airways Corp., Term Loan, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/17/24		472	467,994
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		1,472	1,494,904

			3,827,027

Auto Components(h) — 2.7%
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 04/30/26		4,031	3,921,437
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.22%, 05/16/24		2,367	2,286,224
2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%), 4.22%, 12/02/26		135	133,405
Wand NewCo 3, Inc., 2020 Term Loan, 02/05/26(d)(i)		1,617	1,557,846

			7,898,912

Banks — 0.7%
Capri Finance LLC, USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 3.26%, 11/01/24(h)		2,175	2,172,092

Building Materials — 0.5%
Allied Universal Holdco LLC, 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 07/12/26(h)		1,466	1,448,144

Building Products(h) — 1.1%
CPG International, Inc., 2017 Term Loan, 05/05/24(d)(i)		1,067	1,062,197
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/19/23		2,210	2,188,527

			3,250,724

Capital Markets — 2.4%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27(h)		2,404	2,386,868
FinCo I LLC, 2020 Term Loan B, 06/27/25(h)(i)		570	565,546
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 04/12/24(b)(h)		772	756,900
GT Polaris, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/24/27(h)		512	507,679
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.25%), 3.44%, 06/03/26(b)(h)		716	685,709
Travelport Finance (Luxembourg) Sarl 0.00%, 02/28/25		786	753,902

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Capital Markets (continued)
Travelport Finance (Luxembourg) Sarl (continued)
2019 Term Loan, 05/29/26(h)(i)	USD	1,383		$1,037,397
2020 Super Priority Term Loan, (3 mo. LIBOR + 7.00%), 8.00%, 02/28/25(h)		249		238,576

				6,932,577

Chemicals(h) — 5.4%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/24		1,875		1,842,929
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 08/27/26		1,595		1,587,724
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 1.97%, 06/01/24		1,156		1,127,455
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 05/16/24		1,761		1,715,669
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 05/16/24		380		370,356
Chemours Co., 2018 USD Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 04/03/25		404		388,963
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/28/24		722		686,225
Encapsys LLC, 2020 Term Loan B2, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 11/07/24		766		751,036
Illuminate Buyer LLC, Term Loan, (1 Week LIBOR + 4.00%), 4.15%, 06/30/27		1,533		1,518,936
Invictus US LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/28/25		476		463,003
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.90%, 03/30/26		737		685,517
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 2.72%, 03/02/26		1,772		1,731,923
Minerals Technologies, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 02/14/24(b)		301		294,535
Momentive Performance Materials, Inc., Term Loan B, 05/15/24(d)(i)		926		884,894
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.50%), 3.69%, 10/14/24		1,599		1,532,413
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 10/01/25		127		123,108

				15,704,686

Commercial Services & Supplies(h) — 5.6%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 3.00%, 11/10/23		1,798		1,793,965
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.90%, 03/11/25		95		90,861
Asplundh Tree Expert LLC, Term Loan B, (3 mo. LIBOR + 2.50%), 2.65%, 09/07/27		1,238		1,235,685
Asurion LLC
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 6.65%, 08/04/25		931		931,135
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 3.15%, 08/04/22		—	(j)	119
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 3.15%, 11/03/23		1,941		1,910,445

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Asurion LLC (continued)
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.15%, 11/03/24	USD	707	$693,926
Creative Artists Agency LLC
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 11/26/26		522	500,371
2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/26/26		1,222	1,171,273
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 12/12/25		1,451	1,414,759
Diamond (BC) BV, USD Term Loan, (3 mo. LIBOR + 3.00%), 3.26%, 09/06/24		1,691	1,577,043
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/09/25		351	334,254
GFL Environmental, Inc., 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/30/25		291	289,487
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/03/23		279	226,916
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.44%, 09/19/26(b)		612	588,830
Prime Security Services Borrower LLC, 2019 Term Loan B1, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/23/26		1,366	1,352,046
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 4.65%, 08/27/25		1,656	1,637,576
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/10/24		709	641,236

			16,389,927

Communications Equipment — 0.3%
Avantor, Inc., USD Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/21/24(h)		788	776,617

Construction & Engineering(h) — 1.5%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		2,218	2,059,362
Pike Corp., 2020 Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 07/24/26		344	340,560
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 04/12/25		264	259,213
SRS Distribution, Inc., 2018 1st Lien Term Loan, 05/23/25(d)(i)		1,809	1,757,992

			4,417,127

Construction Materials(h) — 2.2%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 01/15/27		898	872,866
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 08/01/24		3,127	3,057,064
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/29/25		1,744	1,706,878
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		754	745,579

			6,382,387

Containers & Packaging(h) — 2.7%
Berry Global, Inc.
Term Loan W, (1 mo. LIBOR + 2.00%), 2.16%, 10/01/22		2,945	2,917,492

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Berry Global, Inc. (continued)
Term Loan Y, (1 mo. LIBOR + 2.00%), 2.16%, 07/01/26	USD	961	$930,710
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 3.52%, 04/03/24		1,505	1,409,862
Flex Acquisition Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/29/23		1,279	1,249,035
Graham Packaging Co., Inc., Term Loan, (1 mo. LIBOR + 3.75%), 4.50%, 08/04/27		523	519,297
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 08/01/26		388	381,739
Tosca Services LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/18/27		509	508,364

			7,916,499

Distributors(h) — 0.8%
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (3 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24		581	557,209
2020 Super Priority Second Out Term Loan B, (3 mo. LIBOR + 3.50%), 6.50%, 08/28/24		1,934	1,682,673

			2,239,882

Diversified Consumer Services(h) — 3.4%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 01/31/27		343	337,279
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		968	953,825
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 01/15/27		1,873	1,861,838
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 2.50%, 11/07/23		1,151	1,113,088
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 07/11/25		1,614	1,467,509
LEB Holdings (USA), Inc, Term Loan B, 09/25/27(d)(i)		352	348,920
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (1 mo. LIBOR + 2.25%), 2.40%, 05/15/24		701	680,579
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 08/10/23		293	288,228
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23		460	373,918
TruGreen LP, 2019 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 03/19/26		1,154	1,141,303
Uber Technologies, Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 07/13/23		1,321	1,296,852

			9,863,339

Diversified Financial Services(h) — 3.9%
Advisor Group, Inc., 2019 Term Loan B, (1 mo. LIBOR + 5.00%), 5.15%, 08/01/26		657	634,426
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 4.00%, 08/14/27(b)		530	528,675
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 2.64%, 04/04/24		2,713	2,643,425
Allsup’s Convenience Stores, Inc., Term Loan, (1 mo. LIBOR + 6.25%), 6.40%, 11/18/24		491	491,072
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 4.22%, 02/07/25		568	555,691
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24		1,048	890,074

Security		Par (000)	Value

Diversified Financial Services (continued)
Milano Acquisition Corp, Term Loan, 5.25%, 08/17/27	USD	1,570	$1,550,375
SMG US Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 2.76%, 01/23/25		961	836,143
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 4.47%, 07/30/25		318	301,173
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 02/28/27		2,141	2,100,271
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 2.65%, 04/30/28		1,003	963,572

			11,494,897

Diversified Telecommunication Services(h) — 2.9%
Cablevision Lightpath LLC, Term Loan B, 4.00%, 09/09/27		356	353,775
Consolidated Communications, Inc., 2020 Term Loan B, 10/17/27(d)(i)		696	687,954
GCI Holdings, Inc., 2020 Term Loan B, 09/24/25(b)(d)(i)		766	760,255
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/16/24		887	880,740
Iridium Satellite LLC, Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/04/26		1,083	1,079,202
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 03/01/27		1,183	1,144,767
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24.		1,424	1,398,864
Northwest Fiber LLC, Term Loan B, (3 mo. LIBOR + 5.50%), 5.66%, 04/30/27		592	590,039
TDC A/S, EUR Term Loan, (EURIBOR + 3.00%), 3.00%, 06/04/25	EUR	819	937,766
Virgin Media SFA Finance Ltd., GBP Term Loan L, (LIBOR - GBP + 3.25%), 3.30%, 01/15/27	GBP	600	746,586

			8,579,948

Electric Utilities(h) — 0.3%
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/23/25	USD	891	871,465
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 1.00%, 11/10/20(a)(b)(f)		1,050	—

			871,465

Energy Equipment & Services(h) — 1.3%
Dell International LLC, 2019 Term Loan B, 09/19/25(d)(i)		535	532,046
Gates Global LLC, 2017 USD Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/01/24		2,382	2,343,370
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/12/25		892	879,765

			3,755,181

Entertainment — 0.3%
Datto, Inc., 2019 Term Loan B, 04/02/26(d)(h)(i)		877	874,794

Equity Real Estate Investment Trusts (REITs)(h) — 0.9%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 05/11/24		450	423,993
VICI Properties LLC, Replacement Term Loan B, (1 mo. LIBOR + 1.75%), 1.91%, 12/20/24		2,434	2,348,378

			2,772,371

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing(h) — 1.1%
Hearthside Food Solutions LLC
2018 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 4.15%, 05/23/25	USD	588	$572,940
2018 Term Loan B, (1 mo. LIBOR + 3.69%), 3.83%, 05/23/25		523	506,274
2020 Incremental Term Loan B3, (1 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 05/23/25		103	101,800
US Foods, Inc.
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 06/27/23		1,622	1,557,338
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 09/13/26		402	383,375

			3,121,727

Food Products(h) — 4.4%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 10/01/25		675	668,130
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.65%, 10/10/26		91	90,809
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/10/23(d)		2,823	2,788,111
Froneri International Ltd.
2020 USD 2nd Lien Term Loan, 01/29/28(b)(d)(i)		248	246,216
2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.40%, 01/29/27		3,222	3,089,601
Hostess Brands LLC, 2019 Term Loan, (1 mo. LIBOR + 2.25%), 3.00%, 08/03/25		854	838,798
JBS USA LUX SA, 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 05/01/26		321	311,582
Pathway Vet Alliance LLC, 2020 Term Loan, (1 mo. LIBOR + 4.00%), 4.15%, 03/31/27		332	326,359
Reynolds Group Holdings, Inc.
2017 Term Loan, (PRIME + 1.75%), 3.98%, 02/05/23		2,870	2,831,347
2020 Term Loan, 02/03/26(d)(i)		1,186	1,163,466
Shearer’s Foods, Inc., 2020 Term Loan B, 4.75%, 09/23/27		392	388,817

			12,743,236

Health Care Equipment & Supplies — 0.7%
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 06/30/25(h)		2,183	2,085,484

Health Care Providers & Services(h) — 4.7%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/25		491	489,937
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 06/07/23		1,174	1,152,520
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.24%, 01/08/27		597	589,046
DentalCorp Perfect Smile ULC, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/06/25		434	408,628
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 10/10/25		1,207	867,805
EyeCare Partners LLC
2020 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%), 8.40%, 02/18/28		780	686,400
2020 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 02/18/27		857	803,785
Femur Buyer, Inc., 1st Lien Term Loan, 03/05/26(d)(i)		131	118,646
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 3.44%, 07/02/25		1,456	1,423,766

Security		Par (000)	Value

Health Care Providers & Services (continued)
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 4.50%), 4.65%, 08/06/26	USD	1,418	$1,402,922
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/07/23		843	829,035
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/20/22		820	742,785
Sotera Health Holdings LLC, 2019 Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/11/26		4,009	3,989,196
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/06/24		142	118,477

			13,622,948

Health Care Services(h) — 0.8%
Emerald TopCo., Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.76%, 07/25/26		1,296	1,244,545
WP CityMD Bidco LLC, 2019 Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/13/26		1,077	1,069,370

			2,313,915

Health Care Technology(h) — 1.2%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24		2,204	2,154,779
GoodRx, Inc., 1st Lien Term Loan, 10/10/25(d)(i)		1,177	1,153,667
Quintiles IMS, Inc., 2017 USD Term Loan B1, (1 mo. LIBOR + 1.75%), 1.90%, 03/07/24		307	301,575

			3,610,021

Hotels, Restaurants & Leisure(h) — 7.4%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.90%, 11/19/26		1,914	1,831,579
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.89%, 02/02/26(b)		267	237,810
Aristocrat Leisure Ltd., 2020 Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/24		620	615,384
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 2.02%, 10/19/24		855	830,413
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.36%, 09/15/23		708	687,948
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 12/23/24		2,124	1,984,425
2020 Term Loan, (1 mo. LIBOR + 4.50%), 4.65%, 07/20/25		2,581	2,493,899
CCM Merger, Inc., New Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 08/06/21		802	797,477
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/08/24		2,410	1,840,622
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 11/30/23		838	814,053
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, 12/01/23(i)		93	83,976
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.25%, 10/04/23		1,311	1,165,513
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(b)		110	123,943
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/25/25(b)		370	353,350
IRB Holding Corp., 2020 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25		1,579	1,505,331
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 04/03/25		864	842,590

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24	USD	371	$324,227
Playtika Holding Corp., Term Loan B, (6 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/10/24		899	898,393
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 3.61%, 08/14/24		653	612,967
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.72%, 07/10/25		663	660,577
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 2.50%, 02/08/27		1,287	1,227,960
Whatabrands LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.91%, 08/02/26		1,487	1,452,759
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 05/30/25		344	331,004

			21,716,200

Household Durables — 0.3%
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 1.90%, 02/04/27(h)		1,037	1,022,437

Independent Power and Renewable Electricity Producers(h) — 1.0%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 01/15/25		317	306,952
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.15%, 08/12/26		477	462,582
Term Loan B9, (1 mo. LIBOR + 2.25%), 2.40%, 04/06/26		2,239	2,176,112

			2,945,646

Industrial Conglomerates(h) — 2.4%
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, 11/28/23(d)(i)		847	800,871
Vertical US Newco, Inc., USD Term Loan B, (3 mo. LIBOR + 4.25%), 4.57%, 07/30/27		1,191	1,179,733
Vertiv Group Corpo., Term Loan B, (1 mo. LIBOR + 3.00%), 3.16%, 03/02/27		5,195	5,106,983

			7,087,587

Insurance(h) — 4.7%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 05/09/25		2,017	1,955,901
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 05/09/25		640	627,473
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 01/25/24(d)		1,824	1,805,632
AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/13/27		422	419,948
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 02/13/27		889	862,473
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/02/24		579	576,645
HUB International Ltd.
2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.26%, 04/25/25		2,113	2,039,957
2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 04/25/25		547	544,242
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 4.00%, 09/01/27		1,023	1,012,136

Security		Par (000)	Value

Insurance (continued)
Sedgwick Claims Management Services, Inc. 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 12/31/25	USD	1,825	$1,758,138
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.15%, 09/03/26		1,119	1,100,675
2020 Term Loan B3, 09/03/26(d)(i)		1,047	1,038,041

			13,741,261

Interactive Media & Services(h) — 2.3%
Ancestry.com Operations Inc., 2019 Extended Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 08/27/26		190	189,455
Ancestry.com Operations, Inc., Non-Extended Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/23		2,014	2,009,892
Camelot US Acquisition 1 Co., 2020 Incremental Term Loan B, 10/31/26(d)(i)		2,612	2,597,843
Go Daddy Operating Co. LLC, 2020 Term Loan B3, (1 mo. LIBOR + 2.50%), 2.65%, 08/10/27		1,198	1,178,782
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/03/23		234	228,739
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/06/24		601	583,476

			6,788,187

IT Services(h) — 8.3%
Aruba Investments, Inc., 2020 USD Term Loan B, (6 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/07/25		319	316,474
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 10/31/26		2,438	2,388,241
Flexential Intermediate Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 7.50%, 08/01/25		605	355,438
Greeneden US Holdings II LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 12/01/23		2,955	2,944,824
GreenSky Holdings LLC, 2020 Term Loan B2, (1 mo. LIBOR + 4.50%), 5.50%, 03/29/25(b)		967	932,747
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 02/12/27		1,989	1,746,928
Sophia LP (d)(i)
2020 1st Lien Term Loan, 09/22/27		3,177	3,153,967
2020 2nd Lien Term Loan, 09/17/27		2,590	2,525,250
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.90%, 11/16/26		2,093	2,037,554
Veritas US, Inc., 2020 USD Term Loan B, 09/01/25(d)(i)		4,969	4,857,464
WEX, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 2.40%, 05/15/26		1,960	1,890,163
Zephyr Bidco Ltd., 2018 GBP Term Loan B1, (LIBOR - GBP + 4.25%), 4.30%, 07/23/25	GBP	1,000	1,225,625

			24,374,675

Leisure Products — 0.2%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/19/24(h)	USD	624	499,914

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Life Sciences Tools & Services(h) — 0.5%
Albany Molecular Research, Inc., 2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/30/25	USD	240	$235,999
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		1,333	1,325,717

			1,561,716

Machinery(h) — 1.7%
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 01/31/24(b)		82	81,242
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.90%, 02/28/27		1,410	1,360,963
Terex Corp., 2019 Term Loan B1, (1 mo. LIBOR + 2.75%), 3.50%, 01/31/24(b)		197	192,075
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.36%, 03/28/25		3,445	3,246,025

			4,880,305

Media(h) — 16.5%
Altice Financing SA
2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 07/15/25		704	671,119
USD 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.89%, 01/31/26		973	916,858
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 4.15%, 08/14/26		2,180	2,113,392
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 1.90%, 04/30/25		2,729	2,677,021
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.76%, 08/21/26		4,039	3,666,543
Cogeco Communications Finance (USA) LP, Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 01/03/25		85	82,320
Connect Finco Sarl, Term Loan B, (1 mo. LIBOR + 0.45%, 1.00% Floor), 4.65%, 12/12/26		5,470	5,295,825
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 2.40%, 07/17/25		1,336	1,290,424
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.65%, 04/15/27		1,317	1,274,289
Gray Television, Inc.
2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.41%, 02/07/24		371	362,522
2018 Term Loan C, (1 mo. LIBOR + 2.50%), 2.66%, 01/02/26		503	493,688
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		245	245,850
2020 DIP Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22		42	43,090
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		2,677	2,267,218
Liberty Latin America Ltd., Term Loan B, (1 mo. LIBOR + 5.00%), 5.15%, 10/15/26		799	797,338
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.40%, 03/24/25		839	807,967
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.94%, 10/19/26		1,388	1,289,815

Security		Par (000)	Value

Media (continued)
MCC Iowa LLC, Term Loan N, (1 Week LIBOR + 1.75%), 1.86%, 02/15/24	USD	215	$213,140
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 09/13/24		2,185	2,122,242
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		500	493,031
Midcontinent Communications, 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 08/15/26		453	443,989
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.75%), 2.91%, 09/19/26		922	900,685
PSAV Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 03/03/25		2,361	1,753,108
Radiate Holdco LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.75%, 09/25/26		1,404	1,378,692
2020 Term Loan, 09/25/26(d)(i)		275	270,108
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 2.40%, 01/03/24		610	593,228
Terrier Media Buyer, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 12/17/26		1,938	1,887,306
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23		2,539	2,462,414
UFC Holdings LLC, 2019 Term Loan, (6 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 04/29/26		452	443,179
Virgin Media Bristol LLC
2020 USD Term Loan Q, 01/31/29(d)(i)		1,453	1,426,890
USD Term Loan N, (1 mo. LIBOR + 2.50%), 2.65%, 01/31/28		1,461	1,416,085
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.90%, 05/18/25		1,844	1,569,739
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/09/27		6,789	6,579,222

			48,248,337

Metals & Mining — 0.4%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 4.76%, 07/31/25(h)		1,101	1,056,145

Multiline Retail(h) — 0.3%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 08/04/24		587	566,798
Neiman Marcus Group Ltd. LLC, 2020 Exit Term Loan, 09/25/25(i)		172	176,470

			743,268

Oil, Gas & Consumable Fuels(h) — 0.5%
California Resources Corp., Second Out Term Loan, 0.00%, 12/31/21(a)(f)		1,073	20,569
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 12/13/25		923	892,686
EG Group Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.22%, 02/07/25		483	472,143
McDermott Technology Americas, Inc.
2020 Make Whole Term Loan, 06/30/24(b)(d)(i)		25	21,430
2020 Take Back Term Loan, (1 mo. LIBOR + 4.00%), 4.15%, 06/30/25		173	129,423

			1,536,251

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Personal Products — 1.0%
Sunshine Luxembourg VII Sarl, USD Term Loan B1, (6 mo. LIBOR + 4.25%, 1.00% Floor), 5.32%, 09/25/26(h)	USD	2,980	$2,959,571

Pharmaceuticals(h) — 3.6%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 3.69%, 05/04/25		1,223	1,149,477
Catalent Pharma Solutions, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 05/18/26		1,269	1,261,006
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.91%, 08/01/27		772	749,848
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.10%, 11/15/27		1,343	1,313,103
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 08/18/22		2,101	2,091,899
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 06/02/25		4,007	3,922,649

			10,487,982

Professional Services(h) — 1.7%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.75%), 3.89%, 02/06/26		4,072	4,025,601
STG-Fairway Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 3.47%, 01/31/27(b)		962	939,954

			4,965,555

Real Estate Management & Development(h) — 0.8%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 04/18/24		1,410	1,350,869
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 08/21/25		909	874,355
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 02/08/25		125	119,313

			2,344,537

Road & Rail(h) — 1.9%
Lineage Logistics Holdings LLC, 2018 Term Loan, 02/27/25(d)(i)		3,173	3,124,239
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 09/25/25		445	437,284
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/13/23		1,492	1,352,583
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 5.65%, 08/04/25		766	634,039

			5,548,145

Semiconductors & Semiconductor Equipment(h) — 0.4%
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 05/29/25(b)		646	643,113
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 09/19/26		393	385,803

			1,028,916

Software(h) — 20.4%
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/19/24		2,358	2,341,003
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 09/19/25		449	453,174
BMC Software Finance, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 10/02/25		1,440	1,394,625

Security		Par (000)	Value

Software (continued)
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/26	USD	1,488	$1,467,625
Castle US Holding Corp., USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.97%, 01/31/27		1,576	1,511,725
Cornerstone OnDemand, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.41%, 04/22/27		742	739,989
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24		1,163	1,153,195
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.80%, 05/27/24		716	627,180
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/29/23		1,001	871,560
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		1,316	1,348,900
2020 Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/31/27		2,636	2,629,923
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 10/01/25(d)(i)		6,263	6,194,836
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed + 7.13%), 7.13%, 02/25/25		1,093	1,108,488
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 02/25/27		5,038	4,920,934
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 09/30/24		2,158	2,139,972
MED ParentCo LP, 2020 Incremental Term Loan B,
(1 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 08/31/26(b)		539	530,915
Mitchell International, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 11/29/24		1,359	1,296,401
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.40%, 12/01/25		524	494,812
2020 Add-On Term Loan, (1 mo. LIBOR + 4.25%), 4.75%, 12/01/24		1,278	1,251,648
Netsmart Technologies, Inc., 2020 Term Loan B, 5.00%, 09/22/27		903	898,711
Omnitracs, Inc., 2020 2nd Lien Term Loan, 8.25%, 09/10/28		663	652,226
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 05/30/25		425	408,914
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 08/01/25		2,283	2,211,269
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 02/05/24		1,480	1,449,727
Solera LLC, USD Term Loan B, (2 mo. LIBOR + 2.75%), 2.94%, 03/03/23		1,815	1,774,790
Sophia LP, 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/30/22		3,171	3,154,580
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.90%, 04/16/25		561	542,596
SS&C Technologies, Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.90%, 04/16/25		799	772,386
2018 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.90%, 04/16/25		998	965,513
Tempo Acquisition LLC, 2020 Extended Term Loan, 11/02/26(d)(i)		3,844	3,715,893

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.40%, 03/04/28	USD	2,104	$2,051,501
Ultimate Software Group, Inc.
2020 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 6.75%), 7.50%, 05/03/27		1,225	1,245,421
2020 Incremental Term Loan B, (3 mo. LIBOR + 4.00%), 4.75%, 05/03/26		3,768	3,754,360
Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 05/03/26		3,583	3,548,343

			59,623,135

Specialty Retail(h) — 2.9%
Belron Finance US LLC
2018 Term Loan B, (3 mo. LIBOR + 2.50%), 2.75%, 11/13/25		274	270,006
2019 USD Term Loan B, (3 mo. LIBOR + 2.50%), 2.77%, 11/13/25		670	660,726
USD Term Loan B, (3 mo. LIBOR + 2.50%), 2.74%, 11/07/24		1,468	1,446,448
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (LIBOR - GBP + 4.50%), 5.18%, 06/23/25	GBP	1,000	1,246,800
IAA, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.44%, 06/28/26(b)	USD	506	497,093
MED ParentCo LP
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR + 4.25%), 4.40%, 08/31/26		151	143,373
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.40%, 08/31/26		862	817,142
Midas Intermediate Holdco II LLC, Incremental Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 08/18/21		754	702,937
PetSmart, Inc., Consenting Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/11/22		2,001	1,994,776
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24		759	716,451

			8,495,752

Technology Hardware, Storage & Peripherals(h) — 0.6%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.15%, 07/23/26		864	696,477
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.91%, 04/29/23		1,110	1,099,415

			1,795,892

Thrifts & Mortgage Finance — 0.6%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/23/25(h)		1,874	1,842,614

Trading Companies & Distributors — 0.8%
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 1.90%, 10/17/23(h)		2,378	2,367,913

Utilities — 0.4%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/28/24(h)		1,210	1,207,012

Wireless Telecommunication Services(h) — 3.1%
Ligado Networks LLC, PIK Exit Term Loan, 12/07/20(a)(f)(i).		111	101,513

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 04/11/25	USD 2,582	$2,511,729
T-Mobile USA, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 04/01/27	4,082	4,075,566
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.90%, 06/10/27	2,344	2,295,789

		8,984,597

Total Floating Rate Loan Interests — 140.9% (Cost: $422,371,914)		412,094,848

	Shares

Investment Companies

Equity Funds — 0.1%
SPDR S&P Oil & Gas Exploration & Production ETF	3,125	131,469

Fixed Income Funds — 2.7%
Invesco Senior Loan ETF	33,000	717,420
iShares iBoxx $ High Yield Corporate Bond ETF(k)	63,000	5,285,700
iShares iBoxx $ Investment Grade Corporate Bond ETF(k)	15,000	2,020,650

		8,023,770

Total Investment Companies — 2.8% (Cost: $7,939,140)		8,155,239

	Benefical Interest (000)

Other Interests(l)

Auto Components — 0.0%
Lear Corp. Escrow(a)(b)(f)	USD 500	5

IT Services(a)(b) — 0.0%
Millennium Corp	991	—
Millennium Lender Claims	930	—

		—

Total Other Interests — 0.0% (Cost: $ — )		5

	Shares

Warrants

Metals & Mining — 0.0%
AFGlobal Corp. (Expires 12/20/20)(b)	2,642	—

Total Warrants — 0.0% (Cost: $ — )		—

Total Investments — 150.9% (Cost: $451,953,836)		441,219,652

Liabilities in Excess of Other Assets — (50.9)%		(148,804,537)

Net Assets — 100.0%		$292,415,115

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Trust (BGT)

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Convertible security.
(h)	Variable rate security. Rate shown is the rate in effect as of period end.
(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Amount is less than 500.
(k)	Affiliate of the Trust.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$—	$—	$—	$—	$—	$—	—	$4,259	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—	10,819,847	(5,865,844)	67,640	264,057	5,285,700	63,000	150,343	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	3,880,889	(2,071,154)	111,162	99,753	2,020,650	15,000	31,982	—

				$178,802	$363,810	$7,306,350		$186,584	$—

(a)	As of period end, the entity is no longer held.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	378,000	USD	442,638	UBS AG	10/05/20	$576
GBP	2,349,000	USD	3,018,230	HSBC BANK PLC	10/05/20	12,840
USD	903,988	EUR	756,000	UBS AG	10/05/20	17,561
USD	3,134,479	GBP	2,355,000	Citibank N.A.	10/05/20	95,666
USD	443,895	EUR	378,000	Goldman Sachs International	11/04/20	407

						127,050

EUR	378,000	USD	443,621	Goldman Sachs International	10/05/20	(407)
USD	442,912	EUR	378,000	UBS AG	11/04/20	(576)
USD	3,018,707	GBP	2,349,000	HSBC BANK PLC	11/04/20	(12,843)

						(13,826)

						$113,224

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V9	5.00%	Quarterly	06/20/25	B-	USD 5,888	$297,567	$19,184	$278,383

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

10

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Auto Components	$9,706	$—	$—	$9,706
Energy Equipment & Services	183,945	—	21,203	205,148
Health Care Management Services	—	9	—	9
Household Durables	—	—	—	—
Media	72,096	—	—	72,096
Metals & Mining	—	13,728	29,904	43,632
Software	608	—	—	608
Specialty Retail	—	94,235	—	94,235
Corporate Bonds	—	20,280,260	263,866	20,544,126
Floating Rate Loan Interests	—	402,674,065	9,420,783	412,094,848
Investment Companies	8,155,239	—	—	8,155,239
Other Interests	—	—	5	5
Warrants	—	—	—	—
Unfunded Floating Rate Loan Interests(a)	—	873	—	873
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(14,963)	—	(14,963)

	$8,421,594	$423,048,207	$9,735,761	$441,205,562

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$278,383	$—	$278,383
Foreign Currency Exchange Contracts	—	127,050	—	127,050
Liabilities
Foreign Currency Exchange Contracts	—	(13,826)	—	(13,826)

	$—	$391,607	$—	$391,607

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Floating Rate Income Trust (BGT)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants		Total
Assets
Opening balance, as of December 31, 2019	$212,857	$—	$18,429,479	$5	$—	(a)	$18,642,341
Transfers into Level 3(b)	—	—	3,119,013	—	—		3,119,013
Transfers out of Level 3(c)	—	—	(11,736,205)	—	—		(11,736,205)
Accrued discounts/premiums	—	4,754	8,949	—	—		13,703
Net realized gain (loss)	(10,500)	—	(159,088)	—	(2,743)		(172,331)
Net change in unrealized appreciation (depreciation)(d)	(5,335)	(5,274)	(245,017)	—	2,743		(252,883)
Purchases	7,279	264,386	6,191,381	—	—		6,463,046
Sales	(153,194)	—	(6,187,729)	—	—		(6,340,923)

Closing balance, as of September 30, 2020	$51,107	$263,866	$9,420,783	$5	$—	(a)	$9,735,761

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020(d)	$27,008	$(5,274)	$(191,500)	$—	$—		$(169,766)

(a)	Rounds to less than $1.
(b)

As of December 31, 2019, the Trust used observable inputs in determining the value of certain investments. As of September 30, 2020, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2019, the Trust used significant unobservable inputs in determining the value of certain investments. As of September 30, 2020, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

PIK	Payment-in-Kind

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipt

12